JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund
 (Select Class Shares)
JPMorgan Small Cap Core Fund
 (All Share Classes)
(each, a series of JPMorgan Trust I)

JPMorgan Diversified Mid Cap Value Fund
(All Share Classes)
(a series of JPMorgan Trust II)

JPMorgan Mid Cap Value Fund
(All Share Classes)
(a series of J.P. Morgan Fleming Mutual Fund Group, Inc.)

Supplement dated February 22, 2008
to the Statement of Additional Information dated November 1, 2007 as supplemented from time to time

The penultimate paragraph in the section “General—Share Classes” is deleted in its entirety and replaced with the following paragraph:

As of the date of this SAI, as amended, all share classes of Small Cap Equity Fund, the Select Class Shares of the Equity Income II Fund and Ultra Shares of the Disciplined Equity Fund are not available for purchase by new investors except as described in the Funds’ prospectuses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-USE-208

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund
 (Select Class Shares)
JPMorgan Small Cap Core Fund
(All Share Classes)
JPMorgan Small Cap Equity Fund
(All Share Classes)
(each, a series of JPMorgan Trust I)

JPMorgan Diversified Mid Cap Value Fund
(All Share Classes)
(a series of JPMorgan Trust II)

JPMorgan Mid Cap Value Fund
(All Share Classes)
(a series of J.P. Morgan Fleming Mutual Fund Group, Inc.)

Supplement dated February 22, 2008
to the Prospectuses dated November 1, 2007
as supplemented from time to time

The limited offering restrictions for the JPMorgan Small Cap Equity Fund are revised as follows:

•	The Fund is available for sale to group employer retirement plans, including 401(k), 403(b) and 457 plans, without restrictions.

•	The Fund is available for sale through sponsors of discretionary wrap programs. In order to be eligible, the sponsor of the wrap program must have a mutual fund sales agreement with the Fund’s distributor, and the program must be accepted by the Fund and its distributor prior to a first investment.

As a result, the third and fourth bullet points in the section describing how the Fund is offered on a limited basis in “How to Do Business with the Funds — Purchasing Fund Shares” included in each applicable prospectus are hereby deleted in their entirety.

In addition, the sale of shares of JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Value Fund, JPMorgan Small Cap Core Fund and JPMorgan Diversified Mid Cap Value Fund (the Funds) is no longer subject to the limited offering restrictions described in each Fund’s applicable prospectuses.

As a result, the following changes are made to the Funds’ prospectuses:

•	The asterisk following each Fund’s name on the front cover of each applicable prospectus is hereby deleted.

•	The paragraph in each prospectus preceding the section “What is the goal of the Fund?” with respect to each Fund is hereby deleted in its entirety.

•	In the section describing how the Funds are offered on a limited basis in “How to Do Business with the Funds — Purchasing Fund Shares” included in each applicable prospectus, all references to and discussion regarding each Fund are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USE-MULTI-208